Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Notes Payable

Note 9 – Notes Payable

Insurance Notes Payable

In 2025, the Company entered into two insurance policy financing arrangements to purchase various insurance policies. The total principal of this arrangement was $311,118 with interest rates of 10.30% and 9.70% and monthly payments of $9,985 and $15,612 due through July 2026. The Company made principal repayments of $100,166 and incurred interest expense of $3,579 during the six months ended June 30, 2026. The Company made principal repayments of $194,732 and incurred interest expense of $6,262 during the year ended December 31, 2025. As of June 30, 2026, and December 31, 2025, the remaining balance was $16,305 and $116,386, respectively.

In April, 2026, the Company entered into an insurance policy financing arrangement to purchase insurance policy. The total principal of this arrangement was $89,477 with interest rates of 10.10% and monthly payments of $7,188 due through February 2027. The Company made principal repayments of $34,088 and incurred interest expense of $1,100 during the six months ended June 30, 2026. As of June 30, 2026, the remaining balance was $55,389.

The Company recognized interest expense on notes payable of $4,679 and $7,087 for the six months ended June 30, 2026, and 2025, respectively. The Company recognized interest expense on notes payable of $2,217 and $3,858 for the three months ended June 30, 2026, and 2025, respectively.

Note 9 – Notes Payable

Insurance Notes Payable

In 2024, the Company entered into two insurance policy financing arrangements to purchase various insurance policies. The total principal of these arrangements was $378,659 with interest rates of 10.350% and 10.50% and monthly payments of $11,783 and $19,171 due through July 2025. The Company made principal repayments of $152,887 and incurred interest expense of $4,878 during the year ended December 31, 2025. The Company made principal repayments of $225,773 and incurred interest expense of $9,436 during the year ended December 31, 2024. As of December 31, 2025 and December 31, 2024, the remaining balance was $0 and $152,887, respectively.

In 2025, the Company entered into two insurance policy financing arrangements to purchase various insurance policies. The total principal of this arrangement was $311,118 with interest rates of 10.30% and 9.70% and monthly payments of $9,985 and 15,612 due through July 2026. The Company made principal repayments of $194,732 and incurred interest expense of $6,262 during the year ended December 31, 2025. As of December 31, 2025, the remaining balance was $116,386.

The Company recognized interest expense on notes payable of $11,140 and $15,600 for the year ended December 31, 2025 and 2024, respectively.